Fair Value Measurements - Schedule of Fair Value Measurements (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Stock price (in Dollars per share)	$ 12.99	$ 10.66
Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Volatility	3.70%	3.30%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Risk-free rate	3.70%	4.30%
Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected terms (years)	5 years 2 months 1 day	5 years 3 months
Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	0.00%	0.00%